Income Tax - Schedule of Income Tax Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 795,203
Deferred	(151,332)	$ (170,539)
Change in valuation allowance	151,332	$ 170,539
Income tax provision	$ 795,203